Consolidated Balance Sheet (Paranthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,100,000,000	1,100,000,000
Common Stock, Shares, Issued	482,790,696	480,136,039	479,767,470	412,600,700
Common Stock, Shares, Outstanding	481,980,111	480,094,891	479,767,470
Treasury Stock, Shares	810,585	41,148	0